Average Annual Total Returns - Retail Class - Transamerica Emerging Markets Opportunities	A 1 Year	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	16.88%	16.71%	Dec. 19, 2019	16.80%	16.62%	10.17%	12.80%	18.69%	18.89%